REVENUE AND OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUE AND OTHER OPERATING INCOME

4.	REVENUE AND OTHER OPERATING INCOME

The lease and non-lease components of our revenues in the year ended December 31, 2025 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	974,557	908,225	1,882,782
Time charter revenues	53,181	18,985	72,166
Administrative income	—	10,156	10,156
Total revenues	1,027,738	937,366	1,965,104

The lease and non-lease components of our revenues in the year ended December 31, 2024 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	1,029,163	925,872	1,955,035
Time charter revenues	64,359	20,714	85,073
Administrative income	—	10,277	10,277
Total revenues	1,093,522	956,863	2,050,385

The lease and non-lease components of our revenues in the year ended December 31, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	982,818	740,399	1,723,217
Time charter revenues	49,870	13,901	63,771
Administrative income	—	15,196	15,196
Total revenues	1,032,688	769,496	1,802,184

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $5.5 million of contract costs were capitalized in the year ended December 31, 2025 (2024: $7.9 million) as Other current assets, of which $2.2 million was amortized up to December 31, 2025 (2024: $3.3 million), leaving a remaining balance of $3.3 million as of December 31, 2025 (2024: $4.6 million). $4.6 million of contract assets were amortized in the year ended December 31, 2025 in relation to voyages in progress as of December 31, 2024. No impairment losses were recognized in the years ended December 31, 2025, 2024 and 2023.

Administrative income primarily comprises the income earned from the technical and commercial management of vessels and newbuilding supervision fees from related parties, affiliated companies and third parties.
Assets from contracts with customers (excluding amounts in relation to lease components) as of December 31, 2025 and 2024 are presented within the statements of financial position as follows:

(in thousands of $)	2025	2024
Voyages in progress	67,305	46,772
Trade accounts receivable	58,929	54,892
Related party receivables	11,119	6,522
Other current assets	3,250	4,572
Total	140,603	112,758

Other operating income in the years ended December 31, 2025, 2024 and 2023 was as follows:

(in thousands of $)	2025	2024	2023
Gain on sale of vessels	5,929	112,079	21,959
Gain on pool arrangements	—	—	1,683
Gain on settlement of claims	—	—	397
Other gains	140	42	41
Total	6,069	112,121	24,080

In the year ended December 31, 2023, the Company recorded an arbitration award of $0.4 million in relation to the failed sale of a vessel.

Sales of vessels in the year ended December 31, 2025

In August 2025, the Company entered into an agreement to sell a Suezmax tanker, built in 2011, for a net sale price of $36.4 million. The vessel was delivered to the new owner in September 2025. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of approximately $23.7 million, and the Company recorded a gain of $5.9 million in the year ended December 31, 2025.

Sales of vessels in the year ended December 31, 2024

In January 2024, the Company announced that it had entered into an agreement to sell five VLCCs, built in 2009 and 2010, for an aggregate net sale price of $290.0 million. Three of the vessels were delivered to the new owner during the first quarter of 2024, and the two remaining vessels were delivered in the second quarter of 2024. After repayment of existing debt on the five vessels, the transaction generated net cash proceeds of $208.0 million. The Company recorded a gain of $68.6 million in the year ended December 31, 2024.

In January 2024, the Company entered into an agreement to sell one Suezmax tanker, built in 2010, for a net sale price of $45.0 million. The vessel was delivered to the new owner during the second quarter of 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $32.0 million, and the Company recorded a gain of $11.8 million in the year ended December 31, 2024.

In March 2024, the Company entered into an agreement to sell one Suezmax tanker, built in 2010, for a net sale price of $46.9 million. The vessel was delivered to the new owner during the second quarter of 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $34.0 million, and the Company recorded a gain of $13.8 million in the year ended December 31, 2024.

In June 2024, the Company entered into an agreement to sell a Suezmax tanker, built in 2010, for a net sale price of $48.5 million. The vessel was delivered to the new owner in October 2024. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $36.5 million, and the Company recorded a gain of $17.9 million in the year ended December 31, 2024.

Sales of vessels in the year ended December 31, 2023
In January 2023, the Company sold a 2009-built VLCC and a 2009-built Suezmax tanker for gross proceeds of $61.0 million and $39.5 million, respectively. The vessels were delivered to new owners in January and February 2023, respectively. After repayment of existing debt on the vessels, the transactions generated net cash proceeds of $63.6 million, and the Company recorded a gain on sale of $9.9 million and $2.8 million, respectively, in the year ended December 31, 2023.

In May 2023, the Company sold a 2010-built Suezmax tanker for gross proceeds of $44.5 million. The vessel was delivered to the new owner in June 2023. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $28.2 million, and the Company recorded a gain on sale of $9.3 million in the year ended December 31, 2023.

Pool arrangements

In the year ended December 31, 2023, the Company recorded income of $1.7 million related to the pooling arrangement with SFL, an affiliated company, between two of its Suezmax tankers and two SFL vessels. As of December 31, 2023, vessels had been sold and delivered to their respective new owners resulting in the termination of the pooling arrangement.

Income as a lessor

One VLCC, one Suezmax tanker and one LR2 tanker were on fixed rate time charters as of December 31, 2025 (December 31, 2024: one VLCC, one Suezmax tanker and four LR2 tankers).

Two of the LR2 tankers on fixed rate time charters as of December 31, 2024 had an option for an extension of up to one year. In the year ended December 31, 2025, one of these options was exercised resulting in an extension of the initial term to October 2026.

The Suezmax tanker and the extended LR2 tanker time charter-out contracts include a 50% profit share. In the year ended December 31, 2025, the Company received profit share income of $2.8 million in relation to these charters (2024: $0.5 million).

The minimum future revenues to be received under these contracts as of December 31, 2025 were as follows:

(in thousands of $)
2026	38,619
2027	11,348
Total minimum lease payments	49,967

The minimum future revenues to be received under these contracts as of December 31, 2024 were as follows:

(in thousands of $)
2025	60,562
2026	30,975
2027	11,348
Total minimum lease payments	102,885

Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Profit or Loss.

The cost and accumulated depreciation of vessels leased out under time charters as of December 31, 2025 were $208.3 million and $43.4 million, respectively (December 31, 2024: $364.2 million and $72.1 million, respectively).